Financial Instruments - Currency Risk (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) $ / €	Dec. 31, 2024 EUR (€) $ / €	Dec. 31, 2025 USD ($) $ / €	Dec. 31, 2024 USD ($) $ / €
US dollar
Sensitivity analysis
Closing exchange rate | $ / €	1.175	1.039	1.175	1.039
Currency risk | Euro
Financial instrument risk
Balance sheet exposure	€ 390	€ (316)
Sensitivity analysis
Percentage of outstanding debt	68.00%	66.00%
Borrowings	€ 5,809	€ 5,924
Currency risk | Euro | Trade receivables
Financial instrument risk
Balance sheet exposure	1	3
Currency risk | Euro | Receivables from Group companies
Financial instrument risk
Balance sheet exposure	110	119
Currency risk | Euro | Loans to Group companies
Financial instrument risk
Balance sheet exposure	5,605	4,644
Currency risk | Euro | Cash and cash equivalents
Financial instrument risk
Balance sheet exposure	86	453
Currency risk | Euro | Trade payables.
Financial instrument risk
Balance sheet exposure	(25)	(22)
Currency risk | Euro | Payables to Group companies
Financial instrument risk
Balance sheet exposure	(86)	(74)
Currency risk | Euro | Loans from Group companies
Financial instrument risk
Balance sheet exposure	€ (5,301)	(5,428)
Currency risk | Euro | Bank loans
Financial instrument risk
Balance sheet exposure		(11)
Currency risk | US dollar
Financial instrument risk
Balance sheet exposure | $			$ 584	$ 46
Sensitivity analysis
Rate increase (as a percent)	10.00%		10.00%
Increase in equity if exchange rate strengthened	€ 723	1,068
Increase (decrease) in profit due to foreign exchange differences if exchange rate strengthened	€ 97	€ (27)
Rate decrease (as a percent)	10.00%	10.00%	10.00%	10.00%
Currency risk | US dollar | Trade receivables
Financial instrument risk
Balance sheet exposure | $			$ 27	$ 72
Currency risk | US dollar | Receivables from Group companies
Financial instrument risk
Balance sheet exposure | $			14	16
Currency risk | US dollar | Loans to Group companies
Financial instrument risk
Balance sheet exposure | $			604
Currency risk | US dollar | Cash and cash equivalents
Financial instrument risk
Balance sheet exposure | $			11	26
Currency risk | US dollar | Trade payables.
Financial instrument risk
Balance sheet exposure | $			(20)	(17)
Currency risk | US dollar | Payables to Group companies
Financial instrument risk
Balance sheet exposure | $			$ (52)	(45)
Currency risk | US dollar | Loans from Group companies
Financial instrument risk
Balance sheet exposure | $				$ (6)